Fair value of financial instruments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis, variance, percentage	10.00%	10.00%